Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
10. Equity
Shareholder’s Net Investment Transactions
The following sections summarize certain transactions that occurred prior to and including the Separation and affected shareholder’s net investment.  In connection with the Separation, on August 4, 2017, the Company reclassified $12.4 billion from shareholder’s net investment to common stock and additional paid-in capital.
Common Stock
On August 4, 2017, Brighthouse Financial, Inc. issued an additional 119,673,106 shares of common stock to MetLife, Inc. Also on August 4, 2017, MetLife, Inc. distributed 96,776,670 of its 119,773,106 shares of Brighthouse Financial, Inc. common stock, representing 80.8% of MetLife Inc.’s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock. MetLife, Inc. retained the remaining 22,996,436 shares, representing 19.2% of Brighthouse Financial, Inc.’s common stock.
Capital Contributions
During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13.
During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company’s obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 9.
During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 6.
During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $10 million, respectively, from MetLife, Inc.
In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and shareholder’s net investment, which were settled for cash in 2016 and 2015, respectively.
MetLife, Inc. has made payments and received collections on behalf of the Company. Such net amounts, as well as amortization of deferred credit and committed facility structuring costs and debt issuance costs incurred by MetLife, Inc. on behalf of the Company, are recorded as non-cash net contributions of capital. During the years ended December 31, 2017, 2016 and 2015, MetLife, Inc. made non-cash net capital contributions of $60 million, $47 million and $14 million, respectively, in the forms of payment of letters of credit fees and amortization of deferred credit and committed facility structuring costs and debt issuance costs incurred on the Company’s behalf, partially offset by investment income, net of interest expense, related to the MRSC collateral financing arrangement collected on the Company’s behalf. See Note 9.
Prior to the Separation, certain transactions related to expense allocations were settled through shareholder’s net investment.
Cash Distributions
On August 3, 2017, Brighthouse Financial, Inc. made a cash distribution in an aggregate amount of $1.8 billion to MetLife, Inc., the sole holder of Brighthouse Financial, Inc. common stock as of the record date for the distribution.
In April 2017, MetLife, Inc. and MRSC terminated a collateral financing arrangement and the obligation outstanding was extinguished utilizing assets held in trust. The remaining assets held in trust of $590 million were returned to MetLife, Inc., resulting in a decrease in shareholder’s net investment. See Note 9.
During the years ended December 31, 2017, 2016 and 2015, dividends totaling $0, $556 million and $699 million, respectively, were paid to MetLife, Inc. or one of its subsidiaries by Brighthouse Life Insurance Company and NELICO, resulting in a decrease in shareholder’s net investment.
The Company paid cash distributions to certain MetLife affiliates related to a profit sharing agreement with Brighthouse Advisers of $40 million, $78 million and $72 million, for the years ended December 31, 2017, 2016 and 2015, respectively.
Noncontrolling Interests
On June 20, 2017, BH Holdings issued $50 million aggregate liquidation preference of fixed rate cumulative preferred units to MetLife, Inc., which MetLife subsequently resold to unaffiliated third parties. These preferred units are reported as noncontrolling interests on the consolidated and combined balance sheets.
On April 28, 2017, BRCD issued $15 million of fixed to floating rate cumulative preferred stock, Series A preferred stock, to an affiliate of MetLife, Inc. These Series A preferred stock are reported as noncontrolling interests on the consolidated and combined balance sheets.
Stock-Based Compensation Plans
The Company does not currently issue equity awards. However, on August 9, 2017, equity awards were authorized to be made to the Company’s executive officers, independent non-employee members of the Board of Directors and certain other employees of the Company, which were converted into a number of restricted stock units based upon the closing price of the Company’s common stock on September 8, 2017 (the “Founders’ Grants”).  All long-term equity awards, including the Founders’ Grants, were made pursuant to an equity compensation plan that is subject to approval of the Company’s stockholders. No compensation expense has been recognized for these awards.
Statutory Equity and Income
The states of domicile of the Company’s insurance subsidiaries impose risk-based capital (“RBC”) requirements that were developed by the National Association of Insurance Commissioners (“NAIC”). Regulatory compliance is determined by a ratio of a company’s total adjusted capital, calculated in the manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in the manner prescribed by the NAIC (“ACL RBC”), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for the Company’s insurance subsidiaries were each in excess of 400% for all periods presented.
The Company’s insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.
Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. The Company’s insurance subsidiaries have no material state prescribed accounting practices.
The tables below present amounts from the Company’s insurance subsidiaries, which are derived from the statutory-basis financial statements as filed with the insurance regulators.
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2017	2016	2015
		(In millions)
Brighthouse Life Insurance Company	Delaware	$(425)	$1,186	$(1,022)
New England Life Insurance Company	Massachusetts	$68	$109	$157

Statutory capital and surplus was as follows at:

	December 31,
Company	2017	2016
	(In millions)
Brighthouse Life Insurance Company	$5,594	$4,374
New England Life Insurance Company	$483	$455
The Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD’s RBC would have triggered a regulatory event without the use of the state prescribed practice.
Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. MRV Cell with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell’s RBC would have triggered a regulatory event without the use of the state prescribed practice. MRD, with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million for the year ended December 31, 2016. MRD’s RBC would not have triggered a regulatory event without the use of the state prescribed practice.
The statutory net income (loss) of the Company’s affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.
Dividend Restrictions
The table below sets forth the dividends permitted to be paid by the Company’s insurance companies without insurance regulatory approval and dividends paid:

	2018	2017	2016
Company	Permitted Without Approval (1)	Paid (2)	Paid (2)
	(In millions)
Brighthouse Life Insurance Company	$84	$—	$261
New England Life Insurance Company	$65	$106	$295 (3)
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(1)
Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2)	Reflects all amounts paid, including those requiring regulatory approval.

(3)	An extraordinary cash dividend paid to its former parent, MetLife, Inc.
Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company’s own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)”) as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under the Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year, not including pro rata distributions of NELICO’s own securities. NELICO will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the “Massachusetts Commissioner”) and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)”) as of the last filed annual statutory statement requires insurance regulatory approval. Under the Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under BRCD’s plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.
Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2014	$2,555	$190	$(15)	$(15)	$2,715
OCI before reclassifications	(1,975)	102	(25)	(10)	(1,908)
Deferred income tax benefit (expense)	692	(36)	8	4	668
AOCI before reclassifications, net of income tax	1,272	256	(32)	(21)	1,475
Amounts reclassified from AOCI	77	(7)	—	4	74
Deferred income tax benefit (expense)	(27)	2	—	(1)	(26)
Amounts reclassified from AOCI, net of income tax	50	(5)	—	3	48
Balance at December 31, 2015	1,322	251	(32)	(18)	1,523
OCI before reclassifications	(465)	71	1	2	(391)
Deferred income tax benefit (expense)	158	(25)	—	(1)	132
AOCI before reclassifications, net of income tax	1,015	297	(31)	(17)	1,264
Amounts reclassified from AOCI	44	(45)	—	1	—
Deferred income tax benefit (expense)	(15)	16	—	—	1
Amounts reclassified from AOCI, net of income tax	29	(29)	—	1	1
Balance at December 31, 2016	1,044	268	(31)	(16)	1,265
OCI before reclassifications	276	(157)	10	(19)	110
Deferred income tax benefit (expense)	(94)	55	(3)	14	(28)
AOCI before reclassifications, net of income tax	1,226	166	(24)	(21)	1,347
Amounts reclassified from AOCI	60	(18)	—	—	42
Deferred income tax benefit (expense) (2)	286	6	—	(5)	287
Amounts reclassified from AOCI, net of income tax	346	(12)	—	(5)	329
Balance at December 31, 2017	$1,572	$154	$(24)	$(26)	$1,676
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(1)	See Note 6 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)
Includes the $306 million and ($5) million impacts of the Tax Act related to unrealized investments gains (losses), net of related offsets and defined benefit plans adjustment, respectively. See Note 1 for more information.

Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated and Combined Statements of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2017	2016	2015
	(In millions)			`
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$(15)	$(51)	$(79)	Net investment gains (losses)
Net unrealized investment gains (losses)	3	3	13	Net investment income
Net unrealized investment gains (losses)	(48)	4	(11)	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	(60)	(44)	(77)
Income tax (expense) benefit	(286)	15	27
Net unrealized investment gains (losses), net of income tax	$(346)	$(29)	$(50)
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$—	$33	$1	Net derivative gains (losses)
Interest rate swaps	3	3	1	Net investment income
Interest rate forwards	2	2	2	Net derivative gains (losses)
Interest rate forwards	3	2	2	Net investment income
Foreign currency swaps	10	5	—	Net derivative gains (losses)
Credit forwards	—	—	1	Net investment income
Gains (losses) on cash flow hedges, before income tax	18	45	7
Income tax (expense) benefit	(6)	(16)	(2)
Gains (losses) on cash flow hedges, net of income tax	$12	$29	$5

Defined benefit plans adjustment:
Amortization of net actuarial gains (losses)	$—	$(1)	$(2)
Amortization of prior service (costs) credit	—	—	(2)
Amortization of defined benefit plan items, before income tax	—	(1)	(4)
Income tax (expense) benefit	5	—	1
Amortization of defined benefit plan items, net of income tax	5	(1)	(3)
Total reclassifications, net of income tax	$(329)	$(1)	$(48)